Note 7 - Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31, 2022	December 31, 2021
	(in thousands)
Trade receivables	$47,046	$38,819
Current unbilled receivables	20,153	17,086
Allowance for doubtful accounts	(725)	(838)
	$66,474	$55,067